OPERATING SEGMENTS (Details 2) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 02, 2010 Venezuelan subsidiary	Dec. 31, 2012 Andina and Polar merger	Dec. 31, 2012 Philippines Bottling Operations	Dec. 31, 2010 Coca Cola Enterprises Inc [Member]	Dec. 31, 2012 Eurasia and Africa	Dec. 31, 2011 Eurasia and Africa	Dec. 31, 2010 Eurasia and Africa	Dec. 31, 2012 Europe	Dec. 31, 2011 Europe	Dec. 31, 2010 Europe	Dec. 31, 2012 Latin America	Dec. 31, 2011 Latin America	Dec. 31, 2010 Latin America	Dec. 31, 2012 North America	Dec. 31, 2011 North America	Dec. 31, 2010 North America	Dec. 31, 2010 North America Coca Cola Enterprises Incs North American business [Member]	Dec. 31, 2012 Pacific	Dec. 31, 2011 Pacific	Dec. 31, 2010 Pacific	Dec. 31, 2012 Bottling Investments	Dec. 31, 2011 Bottling Investments	Dec. 31, 2010 Bottling Investments	Dec. 31, 2012 Corporate	Dec. 31, 2011 Corporate	Dec. 31, 2010 Corporate	Dec. 31, 2010 Corporate Venezuelan subsidiary	Dec. 31, 2012 Corporate Andina and Polar merger	Dec. 31, 2010 Corporate Coca Cola Enterprises Inc [Member]	Dec. 31, 2011 Corporate Merger of Embotelladoras Arca SAB de CV and Grupo Continental SAB [Member]	Dec. 31, 2011 Corporate Coca-Cola Embonor SA [Member]	Dec. 31, 2011 Corporate Disposal of Norwegian and Swedish Bottling Operations [Member]	Dec. 31, 2010 Corporate Disposal of Norwegian and Swedish Bottling Operations [Member]	Dec. 31, 2010 Corporate Leao Junior SA [Member]	Dec. 31, 2011 Corporate Coca Cola Enterprises Incs North American business [Member]	Dec. 31, 2012 Eliminations	Dec. 31, 2011 Eliminations	Dec. 31, 2010 Eliminations	Dec. 31, 2011 Thailand events [Member] Corporate	Dec. 31, 2012 License Agreement with Nestle [Member]	Dec. 31, 2012 License Agreement with Nestle [Member] North America	Dec. 31, 2012 BPW Nestle Joint Venture [Member]	Dec. 31, 2012 BPW Nestle Joint Venture [Member] Eurasia and Africa	Dec. 31, 2012 BPW Nestle Joint Venture [Member] Europe	Dec. 31, 2012 BPW Nestle Joint Venture [Member] Latin America	Dec. 31, 2012 BPW Nestle Joint Venture [Member] Pacific	Dec. 31, 2011 Japans events [Member]	Dec. 31, 2011 Japans events [Member] North America	Dec. 31, 2011 Japans events [Member] Pacific	Dec. 31, 2012 Available-for-Sale Securities	Dec. 31, 2011 Available-for-Sale Securities Corporate	Dec. 31, 2012 Productivity Initiatives	Dec. 31, 2012 Productivity Initiatives Europe	Dec. 31, 2012 Productivity Initiatives Pacific	Dec. 31, 2012 Productivity Initiatives Corporate	Dec. 31, 2012 Integration of CCE's North American Operations [Member]	Dec. 31, 2012 Integration of CCE's North American Operations [Member] North America	Dec. 31, 2012 Other operating charges [Member] Brazil Juice Expenses [Member]	Dec. 31, 2012 Other operating charges [Member] Brazil Juice Expenses [Member] North America	Dec. 31, 2011 Other operating charges [Member] Japans events [Member]
Net operating revenues:
Sales Revenue, Goods, Net		$ 48,017	$ 46,542	$ 35,119					$ 2,697	$ 2,590	$ 2,330	$ 4,481	$ 4,777	$ 4,424	$ 4,560	$ 4,403	$ 3,880	$ 21,665	$ 20,559	$ 11,140		$ 5,680	$ 5,553	$ 5,037	$ 8,807	$ 8,501	$ 8,216	$ 127	$ 159	$ 92										$ 0	$ 0	$ 0
Intersegment		0	0	0					0	0	2	642	697	825	271	287	241	15	12	65		628	536	458	88	90	97	0	0	0										(1,644)	(1,622)	(1,688)
Total net revenues		48,017	46,542	35,119					2,697	2,590	2,332	5,123	5,474	5,249	4,831	4,690	4,121	21,680	20,571	11,205		6,308	6,089	5,495	8,895	8,591	8,313	127	159	92										(1,644)	(1,622)	(1,688)
Operating Income (Loss)		10,779	10,173	8,413					1,078	1,003	914	2,960	3,090	2,976	2,879	2,815	2,405	2,597	2,319	1,520		2,516	2,239	2,114	140	224	227	(1,391)	(1,517)	(1,743)										0	0	0
Interest income		471	483	317					0	0	0	0	0	0	0	0	0	0	0	0		0	0	0	0	0	0	471	483	317										0	0	0
Interest expense		397	417	733					0	0	0	0	0	0	0	0	0	0	0	0		0	0	0	0	0	0	397	417	733										0	0	0
Depreciation and amortization		1,982	1,954	1,443					33	30	25	100	109	106	70	63	54	1,083	1,065	575		119	115	107	406	403	430	171	169	146										0	0	0
Equity income (loss) - net		819	690	1,025					20	(3)	18	45	33	33	4	20	24	13	6	(4)		2	1	1	732	646	971	3	(13)	(18)										0	0	0
Income (loss) before income taxes		11,809	11,458	14,207					1,101	1,001	933	3,015	3,134	3,020	2,882	2,832	2,426	2,624	2,327	1,523		2,523	2,242	2,116	904	897	1,205	(1,240)	(975)	2,984										0	0	0
Identifiable operating assets		75,726	71,600	65,336					1,299	1,160	1,192	2,976	3,204	2,724	2,759	2,446	2,298	34,114	33,422	32,793		2,163	2,170	1,913	9,648	8,905	8,398	22,767	20,293	16,018										0	0	0
Investments		10,448	8,374	7,585					1,155	284	291	271	243	243	539	475	379	39	26	57		127	133	123	8,253	7,140	6,426	64	73	66										0	0	0
Capital expenditures		2,780	2,920	2,215					51	50	57	30	38	33	88	105	94	1,447	1,364	711		107	128	103	867	1,039	942	190	196	275										0	0	0
Other-than-temporary impairment charges, available-for-sale securities			17	26																																																		0	17
Ratio of net property, plant and equipment in Germany to total consolidated property, plant and equipment - net (as a percent)		10.00%	10.00%	10.00%
Debt Related Commitment Fees and Debt Issuance Costs																																							9
Equity Method Investments Impairment																													41
Other operating charges		447	732	819						12	7	1	25	50		4		227	374	133		3	4	22	164	89	122	38	164	485														20	20																		21
Productivity, integration and restructuring initiatives			633	478																																																				(10)	(4)	(1)	(5)	(6)	(6)
Our proportionate share of unusual or infrequent items recorded by our equity method investees		(8)	53	66																					(8)	53	66																			11	1	4	2	4
Cost method investments, other-than-temporary decline in fair value		16	0																									16
Accelerated Share-based Compensation Expense																					74
Gain related to remeasurement of our equity investment in CCE to fair value								4,978																									4,978
Charge related to preexisting relationship																																	265
Gain (Loss) on the sale of Norwegian and Swedish bottling operations to New CCE																																				(5)	597
Gain (Loss) on Sale of Previously Unissued Stock by Equity Investee																												92
Premium paid for ownership interest																												82
Premium paid on repurchase of long-term debt	342																													342
Initial remeasurement of net assets in a hyperinflationary economy					103																										103
Percentage of sale of investment in Leao Junior																																						50.00%
Other-than-temporary impairment charges on available-for-sale securities, equity method investments and donations of preferred shares				48																							23			25
Gain on sale of investment in subsidiary																																						23
Unusual or Infrequent Event Charges		0																																									10								84	2	82									8		50
Net Gain On Exchange Of Equity Securities						185																										185		417
Loss on disposal group held for sale							108
Net Gains From Investee Transactions and Equity Investment Sales		76	641																										122
Equity Method Investment, Realized Gain (Loss) on Disposal																																			$ 102